OTHER ASSETS AND LIABILITIES - Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current liabilities
Long-term deferred revenue (see Note 3)	$ 5	$ 4
Other liabilities	3	3
Total other non-current liabilities	8	7	[1]
Other current liabilities
Taxes payable (non-income tax)	15	13
Short-term deferred revenue (see Note 3)	30	26
Customer advances (see Note 3)	37	36
Due to employees	17	10
Other liabilities	0	1
Total other current liabilities	$ 99	$ 86	[1]

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation